Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 115,160
Balance at end of period	$ 126,091		$ 126,091
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	1,752,200	1,772,819	1,750,272	1,791,422
Balance at beginning of period	$ 25,528	$ 25,318	$ 25,373	$ 25,434
Proceeds from shares issued on exercise of stock options, Number of shares	592	351	945	988
Proceeds from shares issued on exercise of stock options, Amount	$ 44	$ 24	$ 69	$ 66
Shares issued as a result of dividend reinvestment plan, Number of shares	0	1,632	1,575	3,298
Shares issued as a result of dividend reinvestment plan	$ 0	$ 132	$ 130	$ 269
Purchase of shares for cancellation and other, Number of Shares	(30,001)	(15,218)	(30,001)	(36,124)
Purchase of shares for cancellation and other, Amount	$ (436)	$ (217)	$ (436)	$ (512)
Balance at end of period (shares)	1,722,791	1,759,584	1,722,791	1,759,584
Balance at end of period	$ 25,136	$ 25,257	$ 25,136	$ 25,257